Summary of Significant Accounting Policies - Recently Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss	$ 506	$ 594
Operating Lease, Right-of-Use Asset	16,308	$ 10,604
Operating Lease, Liability	$ 22,670